Share capital - Shares Issued Roll Forward (Details) - shares	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Reconciliation of number of shares outstanding
Shares issued at beginning of year	645,560,928	679,822,439	679,775,162
Issued in terms of employee share schemes	1,566,581	1,776,361	47,277
Repurchase and cancellation of shares	(16,085,199)	(43,503,454)
Issued in terms of Sasol Khanyisa	(13,992)	7,465,582
Shares issued at end of year	631,028,318	645,560,928	679,822,439